Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
PGIM HIGH YIELD FUND - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,675.13			$ 10,506.77		$ 10,879.44		$ 11,673.23		$ 12,105.20		$ 13,416.44		$ 12,025.29		$ 12,667.30		$ 14,156.32		$ 15,440.24	$ 16,030.99
PGIM HIGH YIELD FUND - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,779.90		11,083.61		11,810.77		12,162.49		13,384.68		11,906.36		12,479.64		13,817.89		14,992.97	15,420.63
PGIM HIGH YIELD FUND - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			10,833.18		11,164.35		11,966.63		12,371.63		13,646.97		12,190.49		12,830.02		14,294.43		15,542.83	16,087.52
PGIM HIGH YIELD FUND - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,888.83		11,304.97		12,161.44		12,644.34		14,046.30		12,624.44		13,331.33		14,931.21		16,322.12	16,986.70
PGIM HIGH YIELD FUND - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 10,248.46			$ 11,004.16		$ 11,398.50		$ 12,589.32		$ 11,265.73		$ 11,874.04		$ 13,246.87		$ 14,423.52		$ 14,948.33
PGIM HIGH YIELD FUND - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		10,266.42			11,054.24		11,457.49		12,709.31		11,401.67		12,047.18		13,445.71		14,706.71		15,248.07
PGIM HIGH YIELD FUND - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,881.50		11,311.04		12,184.68		12,684.93		14,110.50		12,694.05		13,420.91		15,052.24		16,475.69	17,165.81
PGIM Short Duration High Yield Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,774.84			10,229.56		10,606.49		11,290.23		11,579.32		12,609.46		11,938.78		12,694.70		13,997.39		15,049.78	15,534.34
PGIM Short Duration High Yield Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,398.38		10,701.25		11,306.42		11,509.81		12,426.97		11,691.04		12,338.75		13,503.82		14,411.36	14,764.59
PGIM Short Duration High Yield Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,490.97		10,916.84		11,636.43		11,964.38		13,061.28		12,397.38		13,215.18		14,607.30		15,744.77	16,311.81
PGIM Short Duration High Yield Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,497.25		10,928.43		11,654.54		12,002.34		13,094.40		12,435.19		13,278.54		14,666.98		15,835.41	16,394.77
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	10,000	9,903.976309273547		10,049.210570216519	10,911.467623155677	9,943.773366428495	11,617.791503974973	10,955.313073415542	11,608.018100341204	11,664.475169006066	10,271.26081793221	11,654.662492994128	10,148.702336336482	10,312.533731059228	10,889.184262871904	10,189.482773841124	11,230.715852959082	10,932.940172109544	11,443.04304697247	11,275.844135452318	11,489.024521881745
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Corporate High Yield 1% Issuer Capped Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,195.594496200945		$ 10,857.341849569557	$ 10,846.085025002048	$ 11,227.83175920337	$ 11,299.592768569384	$ 11,944.180199802442	$ 12,442.000370242857	$ 12,443.602636440868	$ 11,128.216202914044	$ 13,701.671536376449	$ 11,933.269574925262	$ 12,254.875314324909	$ 13,429.536620061039	$ 13,141.435075159785	$ 14,537.082742085222	$ 14,789.189372948384	$ 15,248.812241671161	$ 16,008.86729641614	$ 16,792.654753085837